Tax situation - Income tax expense (benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax
Deferred	$ 15,506	$ (37,501)	$ 9,997
Supplementary retirement fund
Income tax expense reported in the statements of comprehensive income	25,430	(25,590)	26,879
Sociedad Minera Cerro Verde S.A.A. [Member]
Income tax
Current	175,870	107,666	254,767
Deferred	25,962	139,934	61,483
income tax expense (benefit)	201,832	247,600	316,250
Mining taxes
Current mining royalty and special mining tax	32,203	47,032	6,661
Supplementary retirement fund
Current	2,568	1,835	1,499
Deferred	323	1,607	760
Total Supplementary retirement fund	2,891	3,442	2,259
Income tax expense reported in the statements of comprehensive income	$ 236,926	$ 298,074	$ 325,170